UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-CSR
    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                COMPANIES

              Investment Company Act File Number 811-09485

                              Choice Funds
                           5299 DTC Boulevard
                               Suite 1150
                      Greenwood Village, CO  80111
              --------------------------------------------
                (Address of principal executive offices)

                    Choice Investment Management, LLC
                           5299 DTC Boulevard
                               Suite 1150
                       Greenwood Village, CO 80111
              --------------------------------------------
                 (Name and address of agent for service)

   Registrant's telephone number, including area code: (303) 488-2200
                                                       ---------------

                   Date of fiscal year end: October 31
                                            ----------

                Date of reporting period: April 30, 2003
                                          ---------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                               [LOGO]

                                                            Is the market
                                                            picking up?











Choice Focus Fund
Choice Balanced Fund
Semi-Annual Report
April 30, 2003

                              Choice Funds

                           Semi-Annual Report
                             April 30, 2003


                            Table of Contents

Perspectives from Patrick Adams. . . . . . . . . . . . . . . . . . . . .2

Choice Focus Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .3

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .7

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .8

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . .9

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 10

Choice Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 11

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . 12

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . 15

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . 16

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . 17

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 18

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 19

PERSPECTIVES FROM PATRICK ADAMS...

[PHOTO]

The Choice Focus Fund and the Choice Balanced Fund had very strong performance for the six-month period from November 1, 2002 through April 30, 2003, up 18.35% and 7.53% respectively.(1) The S&P 500(R) Stock Index through this period was up 4.48%.(2)

The S&P 500(R) Stock Index fell 8.95% from November 1, 2002 through March 11, 2003 and then rallied strongly. The major issue overhanging the market during this period was the war with Iraq. The market discounted fully the war before it started, much like in 1991, as the United Nations debated and stalled for several months. Due to the war, the economy during the six-month period was rather weak. In addition, oil prices spiked, curtailing economic activity globally. With the war ending, oil prices have fallen steeply and interest rates have fallen even further. We believe consumer spending will begin to accelerate due to another refinancing cycle of home mortgages and a significant pick-up in consumer confidence.

We were positively surprised by the first quarter earnings reports. Earnings came in better than consensus expectations and were surprisingly strong, given the weak economy in the first quarter. Earnings were better than expected, in our opinion, driven by foreign exchange gains. We would expect this trend to continue.

We were well positioned for this pickup in the market. The Choice Focus Fund had approximately 50% in technology and approximately 18% in consumer stocks at the beginning of the six-month period and ended the six-month period with approximately 28% in technology and approximately 21% in the consumer sector.(3)

The Choice Balanced Fund always has a minimum of 25% of its net assets in fixed income securities and usually between 30-40 equity securities.
We will continue to massage the allocation between fixed income and equities in the Choice Balanced Fund, based on our market outlook and the availability of quality equity securities that meet our selection criteria. The Choice Balanced Fund began the six-month period with over 50% invested in equities and ended the period with approximately 34% in equities.

We will generally own 20-30(4) core positions in the Choice Focus Fund. At Choice, we look for great companies that we believe can become big investments. We do not limit our potential universe of stocks; we can invest in any size company. We look for companies we believe have strong long-term earnings growth potential, strong or improving fundamentals and reasonable valuations. At Choice, it is our goal to pick great stocks and focus on only our best ideas. With fewer positions in our portfolio, we are better able to manage the portfolio on a day-to-day basis and have the ability to quickly sell a position if the need arises. With a limited number of positions to watch over, we also have additional time to evaluate potentially great opportunities for the Funds.

Sincerely,


/s/ PATRICK ADAMS
Patrick Adams

(1) Performance numbers cover a short period of time and are not an indication as to how the fund will perform in the future.
(2) The S&P 500(R) Stock Index in an unmanaged index generally representative of the U.S. Stock Market. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
(3) The Focus Fund invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to economic, business or other developments that generally affect those types of companies.
(4) The Focus Fund is non-diversified and therefore more exposed to individual stock volatility and market pressure than a fully diversified fund.

2    Choice Focus Fund

                                                        CHOICE FOCUS FUND



                        INVESTMENT RETURNS TABLE*

                                                                     Average Annual
                                               One Year Ended        Since Inception
                                              3-31-03   4-30-03     3-31-03   4-30-03
---------------------------------------------------------------------------------------
Choice Focus Fund (inception date 11-1-99)    (43.97)%  (30.48)%    (27.07)%  (24.43)%
---------------------------------------------------------------------------------------
S&P 500(R) Stock Index                        (24.76)%  (13.31)%    (11.74)%   (9.45)%
---------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.


                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 11-1-99 to 4-30-03
---------------------------------------------------------------------------
                                  FOCUS
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

 11/1/99                         10,000.00                      10,000.00
 1/31/00                         11,680.23                      10,261.46
 4/30/00                         12,200.69                      10,719.53
 7/31/00                         14,012.28                      10,590.23
10/31/00                         12,781.20                      10,609.14
 1/31/01                         11,809.78                      10,168.94
 4/30/01                          8,706.70                       9,328.96
 7/31/01                          7,772.76                       9,072.71
10/31/01                          5,543.37                       7,967.09
 1/31/02                          6,356.79                       8,527.15
 4/30/02                          5,402.77                       8,151.17
 7/31/02                          3,806.04                       6,928.92
10/31/02                          3,173.38                       6,763.63
 1/31/03                          3,484.69                       6,564.38
 4/30/03                          3,755.83                       7,066.59
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock
Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                            CHOICE FOCUS FUND

OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

                                                   Choice Focus Fund    3

CHOICE FOCUS FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   67.5%
               Banking                                          4.2%
       1,500   Bank One Corp.                                               $    54,075
       2,000   Citigroup, Inc.                                                   78,500
                                                                            -----------
                                                                                132,575
                                                                            -----------

               Beverages                                        3.0%
       2,300   Coca-Cola Co.                                                     92,920
                                                                            -----------

               Computers-Hardware                               0.7%
       6,500   Sun Microsystems, Inc.*                                           21,450
                                                                            -----------

               Computers-Software                               5.3%
         300   J.D. Edwards & Co.*                                                3,594
       3,500   Microsoft Corp.                                                   89,460
       6,100   Oracle Corp.*                                                     72,468
                                                                            -----------
                                                                                165,522
                                                                            -----------

               Electronics-Semiconductor Manufacturing         11.3%
      11,400   Applied Micro Circuits Corp.*                                     50,958
       3,500   Broadcom Corp.*                                                   62,615
       9,200   Integrated Device Technology, Inc.*                               94,760
      11,000   RF Micro Devices, Inc.*                                           51,920
      27,300   TriQuint Semiconductor, Inc.*                                     95,550
                                                                            -----------
                                                                                355,803
                                                                            -----------

               Index Tracking Stocks                            3.5%
         700   Nasdaq-100 Shares*                                                19,215
       1,000   S&P 500 Depositary Receipts                                       91,910
                                                                            -----------
                                                                                111,125
                                                                            -----------

               Media                                            1.4%
       1,100   Clear Channel Communications, Inc.*                               43,021
                                                                            -----------

               Medical-Biotechnology                            2.9%
       2,400   Andrx Corp.*                                                      38,736
      23,300   La Jolla Pharmaceutical Co.*                                      51,027
                                                                            -----------
                                                                                 89,763
                                                                            -----------


See notes to financial statements.

4    Choice Focus Fund

                                                        CHOICE FOCUS FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Pharmaceuticals                                  3.3%
         200   AmerisourceBergen Corp.                                      $    11,570
       3,000   Pfizer, Inc.                                                      92,250
                                                                            -----------
                                                                                103,820
                                                                            -----------

               Recreation                                       1.8%
       3,000   Royal Caribbean Cruises Ltd.                                      55,710
                                                                            -----------

               Retail-Apparel/Shoes                             0.4%
         400   Abercrombie & Fitch Co.*                                          13,152
                                                                            -----------

               Retail-Department Stores                        14.3%
       2,100   Federated Department Stores, Inc.*                                64,302
       3,000   Kohl's Corp.*                                                    170,400
       5,300   Linens 'n Things, Inc.*                                          112,307
       1,800   Target Corp.                                                      60,192
       2,500   The Gap, Inc.                                                     41,575
                                                                            -----------
                                                                                448,776
                                                                            -----------

               Retail-Drug Stores                               0.9%
       2,100   Duane Reade, Inc.*                                                28,245
                                                                            -----------

               Retail-Home Specialty                            2.2%
       2,700   Williams-Sonoma, Inc.*                                            69,876
                                                                            -----------

               Retail-Restaurants                               0.5%
         700   Starbucks Corp.*                                                  16,422
                                                                            -----------

               Supermarkets                                     1.2%
       2,300   Safeway, Inc.*                                                    38,226
                                                                            -----------

               Telecommunications-Equipment                    10.6%
       4,000   Avanex Corp.*                                                      3,520
       8,800   Centillium Communications, Inc.*                                  50,952
         800   Emulex Corp.*                                                     16,392
       3,000   Extreme Networks, Inc.*                                           12,690
     146,800   Finisar Corp.*                                                   136,524
      15,500   Powerwave Technologies, Inc.*                                     61,845
      98,000   Redback Networks, Inc.*                                           51,930
                                                                            -----------
                                                                                333,853
                                                                            -----------

See notes to financial statements.



                                                   Choice Focus Fund    5

CHOICE FOCUS FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Telecommunications-Services                      0.0%
       1,380   WorldCom, Inc. - MCI Group*                                  $       230
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $1,923,551)                                              2,120,489
                                                                            -----------

Principal Amount
----------------

               SHORT-TERM INVESTMENT                           29.7%

    $934,468   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     934,468
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENT
               (cost $934,468)                                                  934,468
                                                                            -----------

               TOTAL INVESTMENTS                               97.2%
               (cost $2,858,019)                                              3,054,957

               Other Assets less Liabilities                    2.8%             88,787
                                                                            -----------

               NET ASSETS                                     100.0%        $ 3,143,744
                                                                            ===========

* Non-income producing










See notes to financial statements.


6    Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,858,019)                                     $ 3,054,957
Receivable for investments sold                                                 110,062
Interest receivable                                                                  92
Prepaid expenses and other assets                                                12,152
                                                                            -----------
Total assets                                                                  3,177,263
                                                                            -----------

LIABILITIES
Payable for investments purchased                                                 5,141
Accrued investment advisory fee                                                   2,398
Accrued distribution fee                                                          2,064
Accrued expenses and other liabilities                                           23,916
                                                                            -----------
Total liabilities                                                                33,519
                                                                            -----------
NET ASSETS                                                                  $ 3,143,744
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $32,635,651
Accumulated undistributed net investment loss                                   (85,872)
Accumulated net realized loss on investments and futures contracts          (29,602,973)
Net unrealized appreciation on investments                                      196,938
                                                                            -----------
NET ASSETS                                                                  $ 3,143,744
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                            840,357

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $3.74
                                                                            ===========









See notes to financial statements.

                                                   Choice Focus Fund    7

CHOICE FOCUS FUND


STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    11,289
Interest                                                                          1,281
                                                                            -----------
Total Investment Income                                                          12,570
                                                                            -----------

EXPENSES
Fund administration and accounting fees                                          34,156
Investment advisory fees                                                         20,324
Transfer agent fees and expenses                                                 16,583
Professional fees                                                                 8,575
State registration fees                                                           5,962
Custody fees                                                                      5,507
Distribution fees                                                                 5,081
Reports to shareholders                                                           4,220
Trustees' fees and related expenses                                               1,222
Other                                                                             3,624
                                                                            -----------
Total expenses                                                                  105,254
Less expenses paid indirectly                                                    (6,812)
                                                                            -----------
Net Expenses                                                                     98,442
                                                                            -----------
NET INVESTMENT LOSS                                                             (85,872)
                                                                            -----------

REALIZED AND UNREALIZED Gain (LOSS) ON INVESTMENTS
Net realized loss on:
  Investment securities                                                        (381,788)
  Futures contracts                                                              (7,057)
Change in unrealized appreciation/depreciation on investments                   582,604
                                                                            -----------
NET GAIN ON INVESTMENTS                                                         193,759
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   107,887
                                                                            ===========










See notes to financial statements.

8    Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED      YEAR
                                                        APRIL 30, 2003       ENDED
                                                         (UNAUDITED)    OCTOBER 31, 2002
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $    (85,872)    $   (141,787)
Net realized loss on:
  Investment securities                                      (381,788)      (4,238,345)
  Futures contracts                                            (7,057)         (70,219)
Change in unrealized appreciation/depreciation
  on investments                                              582,604          322,963
                                                         ------------     ------------
Net increase (decrease) in net assets resulting
  from operations                                             107,887       (4,127,388)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                 3,094,007       17,733,273
Shares redeemed                                            (2,644,153)     (21,930,671)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting
  from capital share transactions                             449,854       (4,197,398)
                                                         ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       557,741       (8,324,786)
                                                         ------------     ------------

NET ASSETS
Beginning of period                                         2,586,003       10,910,789
                                                         ------------     ------------
End of period (includes accumulated undistributed
  net investment loss of $85,872 and $0, respectively)   $  3,143,744     $  2,586,003
                                                         ============     ============










See notes to financial statements.

                                                   Choice Focus Fund    9

CHOICE FOCUS FUND

FINANCIAL HIGHLIGHTS

                                             Six Mo. Ended       Year          Year           Year
                                             April 30, 2003      Ended         Ended          Ended
                                              (Unaudited)    Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD               $ 3.17         $ 5.52         $12.77         $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                 (0.10)         (0.17)         (0.15)         (0.02)
Net realized and unrealized gain (loss)
  on investments                                     0.67          (2.18)         (7.07)          2.80
                                               ----------     ----------     ----------     ----------
Total Income (Loss) from Investment
  Operations                                         0.57          (2.35)         (7.22)          2.78
                                               ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS PAID
From net realized gains on investments                -              -            (0.03)         (0.01)
                                               ----------     ----------     ----------     ----------
Total Distributions Paid                              -              -            (0.03)         (0.01)
                                               ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                     $ 3.74         $ 3.17         $ 5.52         $12.77
                                               ==========     ==========     ==========     ==========

TOTAL RETURN(1)                                     18.35%        (42.75)%       (56.63)%        27.81%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period
  (in thousands)                                   $3,144         $2,586        $10,911        $57,802
Ratio of expenses to average net
  assets, net of fees paid indirectly(2)             4.84%          1.97%          1.88%         2.05%
Ratio of expenses to average net
  assets, before fees paid indirectly(2)             5.18%          2.61%          1.88%         2.05%
Ratio of net investment loss
  to average net assets, net of fees
  paid indirectly(2)                                (4.22)%        (1.43)%        (0.85)%       (0.26)%
Ratio of net investment loss
  to average net assets, before fees
  paid indirectly(2)                                (4.56)%        (2.07)%        (0.85)%       (0.26)%
Portfolio turnover rate(1)                            578%        1,454%          1,239%        1,603%

(1)  Not annualized for periods less than a full year.
(2)  Annualized for periods less than a full year.

* Selected data for a share of capital stock outstanding throughout the period.




See notes to financial statements.

10    Choice Focus Fund

                                                     CHOICE BALANCED FUND


                        INVESTMENT RETURNS TABLE*

                                                                        Average Annual
                                                  One Year Ended        Since Inception
                                                 3-31-03   4-30-03     3-31-03   4-30-03
-----------------------------------------------------------------------------------------
Choice Balanced Fund (inception date 4-1-00)     (33.72)%  (23.81)%    (15.37)%  (12.82)%
S&P 500(R) Stock Index                           (24.76)%  (13.31)%    (16.09)%  (13.51)%
-----------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The equity portion of the Fund's portfolio will generally consist of 30-50 securities; therefore, the Fund is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 4-1-00 to 4-30-03
---------------------------------------------------------------------------
                                BALANCED
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

  4/1/00                         10,000.00                      10,000.00
 4/30/00                         10,410.00                       9,699.10
 7/31/00                         11,650.00                       9,582.10
10/31/00                         11,080.00                       9,599.20
 1/31/01                         11,019.05                       9,200.90
 4/30/01                          9,918.15                       8,440.87
 7/31/01                          9,669.91                       8,209.01
10/31/01                          8,570.59                       7,208.65
 1/31/02                          9,323.09                       7,715.39
 4/30/02                          8,598.17                       7,375.20
 7/31/02                          6,884.93                       6,269.29
10/31/02                          6,091.93                       6,119.74
 1/31/03                          6,154.52                       5,939.45
 4/30/03                          6,550.91                       6,393.86
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock
Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                          CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager would typically expect to be invested in 30-50 equity positions.

                                               Choice Balanced Fund    11

CHOICE BALANCED FUND

SCHEDULE OF INVESTMENTS
April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   34.1%
               Banking                                          3.1%
       1,200   Bank One Corp.                                               $    43,260
         700   Citigroup, Inc.                                                   27,475
                                                                            -----------
                                                                                 70,735
                                                                            -----------

               Beverages                                        3.2%
       1,800   Coca-Cola Co.                                                     72,720
                                                                            -----------

               Computers-Hardware                               0.8%
       5,600   Sun Microsystems, Inc.*                                           18,480
                                                                            -----------

               Computers-Software                               1.4%
         500   Microsoft Corp.                                                   12,780
       1,700   Oracle Corp.*                                                     20,196
                                                                            -----------
                                                                                 32,976
                                                                            -----------

               Electronics-Semiconductor Manufacturing          4.4%
       2,400   Applied Micro Circuits Corp.*                                     10,728
       1,200   Broadcom Corp.*                                                   21,468
       2,200   Integrated Device Technology, Inc.*                               22,660
       3,600   RF Micro Devices, Inc.*                                           16,992
       8,300   TriQuint Semiconductor, Inc.*                                     29,050
                                                                            -----------
                                                                                100,898
                                                                            -----------

               Insurance                                        2.5%
       1,000   American International Group, Inc.                                57,950
                                                                            -----------

               Media                                            0.8%
         500   Clear Channel Communications, Inc.*                               19,555
                                                                            -----------

               Pharmaceuticals                                  1.3%
       1,000   Pfizer, Inc.                                                      30,750
                                                                            -----------

               Recreation                                       0.6%
         700   Royal Caribbean Cruises Ltd.                                      12,999
                                                                            -----------










See notes to financial statements.

12    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Retail-Department Stores                         6.7%
       1,000   Federated Department Stores, Inc.*                            $   30,620
       1,500   Kohl's Corp.*                                                     85,200
       1,800   Linens 'n Things, Inc.*                                           38,142
                                                                            -----------
                                                                                153,962
                                                                            -----------

               Retail-Drug Stores                               0.9%
       1,600   Duane Reade, Inc.*                                                21,520
                                                                            -----------

               Retail-Home Specialty                            1.8%
       1,600   Williams-Sonoma, Inc.*                                            41,408
                                                                            -----------

               Supermarkets                                     1.3%
       1,800   Safeway, Inc.*                                                    29,916
                                                                            -----------

               Telecommunications-Equipment                     5.3%
       3,000   Avanex Corp.*                                                      2,640
         600   Emulex Corp.*                                                     12,294
       3,000   Extreme Networks, Inc.*                                           12,690
      29,900   Finisar Corp.*                                                    27,807
       2,800   Motorola, Inc.                                                    22,148
       5,000   New Focus, Inc.*                                                  16,500
       7,000   Nortel Networks Corp.*                                            18,060
      19,000   Redback Networks, Inc.*                                           10,068
                                                                            -----------
                                                                                122,207
                                                                            -----------

               Telecommunications-Services                      0.0%
         560   WorldCom, Inc. - MCI Group*                                           94
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $725,971)                                                  786,170
                                                                            -----------

               PREFERRED STOCKS
               Finance-Services                                 5.7%
       4,000   Irwin Financial Corp.,                          8.75%            130,800
                                                                            -----------

               TOTAL PREFERRED STOCKS
               (cost $100,000)                                                  130,800
                                                                            -----------




See notes to financial statements.

                                               Choice Balanced Fund    13

CHOICE BALANCED FUND

April 30, 2003  (Unaudited)

Principal Amount                                                            Value
----------------------------------------------------------------------------------------
               BONDS                                           20.0%
               Biotechnology                                    4.4%
   $ 100,000   Amgen, Inc.
               6.21%, 08/27/03                                              $   101,519
                                                                            -----------

               Financial                                        9.1%
     100,000   Home Savings of America
               6.50%, 08/15/04                                                  105,050
     100,000   Household Finance
               6.00%, 05/01/04                                                  104,126
                                                                            -----------
                                                                                209,176
                                                                            -----------

               Household Products                               4.4%
     100,000   Colgate-Palmolive Co.
               6.02%, 08/15/03                                                  101,314
                                                                            -----------

               Media-Cable TV                                   2.1%
     113,000   Charter Communications, Inc. Convertible
               5.75%, 10/15/05                                                   47,460
                                                                            -----------

               TOTAL BONDS
               (cost $464,167)                                                  459,469
                                                                            -----------

               SHORT-TERM INVESTMENTS                          37.4%
     162,287   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     162,287
                                                                            -----------

     700,000   U.S. Treasury Bill
               1.13%, 05/15/03                                                  699,709
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $861,996)                                                  861,996
                                                                            -----------

               TOTAL INVESTMENTS                               97.2%
               (cost $2,152,134)                                              2,238,435

               Other Assets less Liabilities                    2.8%             65,046
                                                                            -----------

               NET ASSETS                                     100.0%        $ 2,303,481
                                                                            ===========

* Non-income producing




See notes to financial statements.

14    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF Assets and Liabilities
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,152,134)                                     $ 2,238,435
Receivable for investments sold                                                  74,940
Interest receivable                                                               9,310
Prepaid expenses                                                                 12,857
                                                                            -----------
Total assets                                                                  2,335,542
                                                                            -----------

LIABILITIES
Payable for investments purchased                                                 3,901
Accrued investment advisory fee                                                   1,381
Accrued distribution fee                                                          2,126
Accrued expenses                                                                 24,653
                                                                            -----------
Total liabilities                                                                32,061
                                                                            -----------
NET ASSETS                                                                  $ 2,303,481
                                                                            ===========


NET ASSETS CONSIST OF
Paid in capital                                                             $10,970,478
Accumulated undistributed net investment loss                                   (24,089)
Accumulated net realized loss on investments                                 (8,729,209)
Net unrealized appreciation on investments                                       86,301
                                                                            -----------
NET ASSETS                                                                  $ 2,303,481
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                            366,598

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $6.28
                                                                            ===========









See notes to financial statements.

                                               Choice Balanced Fund    15

CHOICE BALANCED FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    10,339
Interest                                                                         42,500
                                                                            -----------
Total Investment Income                                                          52,839
                                                                            -----------

EXPENSES
Fund administration and accounting fees                                          32,799
Transfer agent fees and expenses                                                 13,163
Investment advisory fees                                                          8,701
Professional fees                                                                 8,356
Custody fees                                                                      6,505
State registration fees                                                           5,934
Distribution fees                                                                 2,900
Reports to shareholders                                                           2,305
Trustees' fees and related expenses                                                 640
Other                                                                             4,090
                                                                            -----------
Total expenses                                                                   85,393
Less expenses paid indirectly                                                    (4,579)
                                                                            -----------
Net expenses                                                                     80,814
                                                                            -----------
NET INVESTMENT LOSS                                                             (27,975)
                                                                            -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                 91,862
Change in unrealized appreciation/depreciation on investments                    97,779
                                                                            -----------
NET GAIN ON INVESTMENTS                                                         189,641
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   161,666
                                                                            ===========










See notes to financial statements.

16    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED      YEAR
                                                        APRIL 30, 2003       ENDED
                                                         (UNAUDITED)    OCTOBER 31, 2002
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                             $   (27,975)     $   169,964
Net realized gain (loss) on:
  Investment securities                                       91,862       (1,951,453)
  Futures contracts                                             -             (77,390)
Change in unrealized appreciation/depreciation on
  investments                                                 97,779         (568,402)
                                                         -----------      -----------
Net increase (decrease) in net assets resulting
  from operations                                            161,666       (2,427,281)
                                                         -----------      -----------

DISTRIBUTIONS PAID
Net investment income                                           -            (246,106)
                                                         -----------      -----------
Net decrease in net assets resulting from
  distributions paid                                            -            (246,106)
                                                         -----------      -----------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                   41,879        1,538,159
Shares issued to holders in reinvestment of distributions       -             240,366
Shares redeemed                                             (324,039)     (12,203,581)
                                                         -----------      -----------
Net decrease in net assets resulting from capital
  share transactions                                        (282,160)     (10,425,056)
                                                         -----------      -----------

TOTAL DECREASE IN NET ASSETS                                (120,494)     (13,098,443)
                                                         -----------      -----------

NET ASSETS
Beginning of period                                        2,423,975       15,522,418
                                                         -----------      -----------
End of period (includes accumulated undistributed
  net investment income (loss) of ($24,089) and
  $3,886, respectively)                                  $ 2,303,481      $ 2,423,975
                                                         ===========      ===========









See notes to financial statements.

                                               Choice Balanced Fund    17

CHOICE BALANCED FUND

FINANCIAL HIGHLIGHTS

                                             Six Mo. Ended       Year          Year           Year
                                             April 30, 2003      Ended         Ended          Ended
                                              (Unaudited)    Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000(1)
--------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD               $ 5.87         $ 8.42         $11.08         $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment income (loss)                        (0.08)          0.16           0.14           0.07
Net realized and unrealized gain
  (loss) on investments                              0.49          (2.52)         (2.63)          1.01(2)
                                               ----------     ----------     ----------     ----------
Total Income (Loss) from
  Investment Operations                              0.41          (2.36)         (2.49)          1.08
                                               ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS PAID
From net investment income                            -            (0.19)         (0.17)           -
                                               ----------     ----------     ----------     ----------
Total Distributions Paid                              -            (0.19)         (0.17)           -
                                               ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                     $ 6.28         $ 5.87         $ 8.42         $11.08
                                               ==========     ==========     ==========     ==========

TOTAL RETURN(3)                                      7.53%        (28.92)%       (22.65)%        10.80%

SUPPLEMENTAL DATA AND
  RATIOS
Net assets, end of period
  (in thousands)                                   $2,303         $2,424        $15,522        $26,247
Ratio of expenses to average net assets,
  net of waivers and fees paid indirectly(4)         6.97%          1.73%          1.81%          2.00%
Ratio of expenses to average net assets,
  before waivers and fees paid indirectly(4)         7.36%          2.29%          1.81%          2.09%
Ratio of net investment income to
  average net assets, net of waivers
  and fees paid indirectly(4)                       (2.41)%         1.52%          1.46%          1.47%
Ratio of net investment income to
  average net assets, before waivers
  and fees paid indirectly(4)                       (2.80)%         0.96%          1.46%          1.38%
Portfolio turnover rate(3)                            417%           972%           951%           651%

(1)  Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund Shares.
(3)  Not annualized for periods less than a full year.
(4)  Annualized for periods less than a full year.


See notes to financial statements.

18    Choice Funds

                              Choice Funds
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2003 (Unaudited)

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (c)  Futures Contracts

          Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

                                                       Choice Funds    19

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (d)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.

     (e)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (f)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser and Transactions with Affiliates

     The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. The Adviser agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.25% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through October 31, 2000. After such date, the expense limitation was terminated. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At April 30, 2003, amounts that are subject to potential recoupment are as follows:

          Recoverable Through       Focus Fund         Balanced Fund
          -------------------       ----------         -------------
          October 31, 2003          $      -           $    11,242

     During the six months ended April 30, 2003, the Focus Fund and Balanced Fund paid $51,105 and $23,997 in brokerage commissions, respectively, to CIM Securities, LLC, an affiliate of the Adviser, on the purchase and sale of portfolio securities.

(4)  Distribution Plan

     The Funds had an agreement with UMB Distribution Services, LLC to furnish distribution services to the Funds until December 31, 2002. Effective January 1, 2003, the Funds have an agreement with CIM Securities, LLC to furnish distribution services to the Funds. The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees of up to 0.25% of each Fund's average daily net assets.

20    Choice Funds

(5)  Capital Share Transactions

     Transactions in shares of the Funds for the six months ended April 30, 2003 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Shares sold                           829,893                6,392
     Shares redeemed                      (805,345)             (52,986)
                                       -----------          -----------
     Net Increase (Decrease)                24,548              (46,594)
                                       ===========          ===========

     Transactions in shares of the Funds for the year ended October 31, 2002 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Shares sold                         2,868,671              170,942
     Shares issued to holders in
      reinvestment of distributions           -                  28,801
     Shares redeemed                    (4,027,796)          (1,630,517)
                                       -----------          -----------
     Net Decrease                       (1,159,125)          (1,430,774)
                                       ===========          ===========

(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended April 30, 2003 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Purchases                         $20,029,891           $9,549,406
     Sales                             $20,335,438          $10,551,473

(7)  Federal Income Tax Information

     At April 30, 2003, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Cost of Investments                $3,085,570           $2,263,690
                                       ===========          ===========

     Gross Unrealized Appreciation        $217,009             $107,208
     Gross Unrealized (Depreciation)      (247,622)            (132,463)
                                       -----------          -----------
     Net Unrealized Depreciation
     on Investments                        $(30,613)           $(25,255)
                                       ============         ===========

     For the year ended October 31, 2002, the Focus and Balanced Funds had federal income tax capital loss carry forwards of $28,236,268 and $8,395,012, respectively. Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $22,218,809 in 2009 and $6,017,459 in 2010. Federal income tax capital loss carry forwards for the Balanced Fund expire as follows: $717,283 in 2008, $4,867,551 in 2009 and $2,810,178 in 2010. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

     For the year ended October 31, 2002, 30.01% of the dividends paid from net investment income, including short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Balanced Fund.



                                                       Choice Funds    21

                                 [LOGO]

                     803 W. Michigan Street, Suite A
                           Milwaukee, WI 53233
                             (800) 392-7107

                           www.choicefunds.net

                    CIM Securities, LLC, Distributor

        Must be accompanied or preceded by a current prospectus.

                                                                   [LOGO]










                                                          Will the market
                                                            get a lift?











Choice Long-Short Fund
Semi-Annual Report
April 30, 2003

                         Choice Long-Short Fund

                           Semi-Annual Report

                             April 30, 2003


                            Table of Contents

Perspectives from Patrick Adams. . . . . . . . . . . . . . . . . . . . .2

Choice Long-Short Fund . . . . . . . . . . . . . . . . . . . . . . . . .3

Schedule of Investments. . . . . . . . . . . . . . . . . . . . . . . . .4

Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . .8

Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . .9

Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . 10

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . 11

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 12

PERSPECTIVES FROM PATRICK ADAMS . . .

The Choice Long-Short Fund had very strong performance for the six-month period from November 1, 2002 through April 30, 2003, up 10.32% for the Class A shares (without load),(1)1 while the S&P 500(R) Stock Index through this period was up 4.48%.(2)

The Choice Long-Short Fund was fairly hedged but still with a net long bias through this period. Our security selection was the reason for our significant out performance relative to the S&P 500(R) Stock Index. Our technology exposure and security selection within this sector drove the performance. We had long exposure in technology through most of the period and reduced our net exposure significantly toward the end of the period.(3)

The S&P 500(R) Stock Index fell 8.95% from November 1, 2002 through March 11, 2003 and then rallied strongly. The major issue overhanging the market during this period was the war with Iraq. The market discounted fully the war before it started, much like in 1991, as the United Nations debated and stalled for several months. Due to the war, the economy during the six-month period was rather weak. In addition, oil prices spiked, curtailing economic activity globally. With the war ending, oil prices have fallen steeply and interest rates have fallen even further. We believe consumer spending will begin to accelerate due to another refinancing cycle of home mortgages and a significant pick-up in consumer confidence.

We were positively surprised by the first quarter earnings reports. Earnings came in better than consensus expectations and were surprisingly strong, given the weak economy in the first quarter. Earnings were better than expected, in our opinion, driven by foreign exchange gains. We would expect this trend to continue.


Sincerely,


/s/ Patrick S. Adams
Patrick S. Adams, CFA

(1) Performance numbers cover a short period of time and are not an indication as to how the fund will perform in the future. To attempt to achieve its investment goal, the Fund may use derivatives strategies and other leveraging techniques speculatively. These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. In addition there is no guarantee that price of a shorted stock will fall. This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments. There is no guarantee the Fund will achieve its stated investment objective.
(2) The S&P 500(R) Stock Index in an unmanaged index generally representative of the U.S. Stock Market. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
(3) The Fund invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to economic, business or other developments that generally affect those types of companies.

2    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

                        INVESTMENT RETURNS TABLE*
                                                                               Average Annual
                                                       One Year Ended         Since Inception
------------------------------------------------------------------------------------------------
Choice Long-Short Class A (inception date 2-1-01)    3/31/03     4/30/03     3/31/03    4/30/03
  Fund With Sales Load Effect                       (30.85)%    (23.83)%    (20.69)%   (17.67)%
  Fund Without Sales Load Effect                    (26.83)%    (19.43)%    (18.60)%   (15.57)%
------------------------------------------------------------------------------------------------
Choice Long-Short Class C (inception date 2-1-01)   (28.95)%    (21.78)%    (20.38)%   (17.47)%
------------------------------------------------------------------------------------------------
S&P 500(R) Stock Index                              (24.76)%    (13.31)%    (18.54)%   (14.97)%
------------------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 2-1-01 to 4-30-03

-----------------------------------------------------------------------------------------------------------
                LONG-SHORT FUND             LONG-SHORT FUND              LONG-SHORT FUND
                    CLASS A                     CLASS A                      CLASS C
  DATE      WITH SALES LOAD EFFECT    WITHOUT SALES LOAD EFFECT    WITHOUT SALES LOAD EFFECT    S&P 500
  ----      ----------------------    -------------------------    -------------------------    -------
  2/1/01             9,451.80                  10,000.00                    10,000.00           10,000.00
 4/30/01            10,056.72                  10,640.00                    10,550.00            9,173.96
 7/31/01            10,000.00                  10,580.00                    10,420.00            8,921.98
10/31/01             9,130.44                   9,660.00                     9,530.00            7,834.72
 1/31/02             8,969.76                   9,490.00                     9,340.00            8,385.46
 4/30/02             8,024.58                   8,490.00                     8,310.00            8,015.73
 7/31/02             6,899.81                   7,300.00                     7,120.00            6,813.78
10/31/02             5,860.12                   6,200.00                     5,980.00            6,651.24
 1/31/03             6,257.09                   6,620.00                     6,340.00            6,455.29
 4/30/03             6,465.03                   6,840.00                     6,500.00            6,949.16
----------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 2-1-01. Total Return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                         CHOICE LONG-SHORT FUND

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through all market conditions.

STRATEGY

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.

                                              Choice Long-Short Fund    3

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
April 20, 2003 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   58.5%
               Banking                                          3.6%
       7,500   Bank One Corp.                                               $   270,375
       6,700   Citigroup, Inc.                                                  262,975
                                                                            -----------
                                                                                533,350
                                                                            -----------

               Beverages                                        2.1%
       4,700   Coca-Cola Co.                                                    189,880
       9,300   The Boston Beer Co.*                                             120,714
                                                                            -----------
                                                                                310,594
                                                                            -----------

               Computers-Hardware                               0.9%
      40,000   Sun Microsystems, Inc.*                                          132,000
                                                                            -----------

               Computers-Software                               4.0%
       2,400   J.D. Edwards & Co.*                                               28,752
       9,200   Microsoft Corp.                                                  235,152
      26,500   Oracle Corp.*                                                    314,820
                                                                            -----------
                                                                                578,724
                                                                            -----------

               Electronics-Semiconductor Manufacturing         12.3%
      17,200   Applied Micro Circuits Corp.*                                     76,884
      21,000   Broadcom Corp.*                                                  375,690
      48,700   Integrated Device Technology, Inc.*                              501,610
       9,000   Lam Research Corp.*                                              132,120
      45,500   RF Micro Devices, Inc.*                                          214,760
     142,000   TriQuint Semiconductor, Inc.*                                    497,000
                                                                            -----------
                                                                              1,798,064
                                                                            -----------

               Index Tracking Stocks                            1.6%
       2,500   S&P 500 Depositary Receipts                                      229,775
                                                                            -----------

               Insurance                                        1.9%
       4,800   American International Group, Inc.                               278,160
                                                                            -----------

               Media                                            1.4%
       5,300   Clear Channel Communications, Inc.*                              207,283
                                                                            -----------

               Medical-Biotechnology                            1.1%
      73,200   La Jolla Pharmaceutical Co.*                                     160,308
                                                                            -----------

               Pharmaceuticals                                  2.4%
         400   AmerisourceBergen Corp.                                           23,140
      10,500   Pfizer, Inc.                                                     322,875
                                                                            -----------
                                                                                346,015
                                                                            -----------

See notes to financial statements.

4    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

April 30, 2003 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Recreation                                       1.4%
      11,300   Royal Caribbean Cruises Ltd.                                 $   209,841
                                                                            -----------

               Restaurants                                      1.4%
      34,400   Cosi, Inc.*                                                       45,064
       8,200   Landry's Restaurants, Inc.                                       153,340
                                                                            -----------
                                                                                198,404
                                                                            -----------

               Retail-Apparel/Shoes                             0.4%
       2,000   Abercrombie & Fitch Co.*                                          65,760
                                                                            -----------

               Retail-Department Stores                         9.2%
       6,400   Federated Department Stores, Inc.*                               195,968
       6,200   Kohl's Corp.*                                                    352,160
      23,800   Linens 'n Things, Inc.*                                          504,322
       4,900   Target Corp.                                                     163,856
       8,000   The Gap, Inc.                                                    133,040
                                                                            -----------
                                                                              1,349,346
                                                                            -----------

               Retail-Drug Stores                               0.9%
      10,000   Duane Reade, Inc.*                                               134,500
                                                                            -----------

               Retail-Home Specialty                            2.6%
      14,600   Williams-Sonoma, Inc.*                                           377,848
                                                                            -----------

               Retail-Mail Order                                0.5%
       8,500   Overstock.com, Inc.*                                              68,000
                                                                            -----------

               Retail-Restaurants                               0.5%
       3,100   Starbucks Corp.*                                                  72,726
                                                                            -----------

               Retail-Toys                                      1.1%
       7,300   Mattel, Inc.                                                     158,702
                                                                            -----------

               Supermarkets                                     1.4%
      12,000   Safeway, Inc.*                                                   199,440
                                                                            -----------

               Telecommunications-Equipment                     7.8%
      20,000   Avanex Corp.*                                                     17,600
      17,000   Cisco Systems, Inc.*                                             255,000
       3,600   Emulex Corp.*                                                     73,764
      20,000   Extreme Networks, Inc.*                                           84,600
     456,900   Finisar Corp.*                                                   424,917
      52,000   New Focus, Inc.*                                                 171,600
     226,000   Redback Networks, Inc.*                                          119,757
                                                                            -----------
                                                                              1,147,238
                                                                            -----------

See notes to financial statements.

                                              Choice Long-Short Fund    5

CHOICE LONG-SHORT FUND

April 30, 2003 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Telecommunications-Services                      0.0%
       1,820   WorldCom, Inc. - MCI Group*                                  $       304
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $7,884,312)                                              8,556,382
                                                                            -----------

Principal Amount
----------------
               BONDS                                            2.4%
               Media-Cable TV
    $825,000   Charter Communications, Inc. Convertible
               5.75%, 10/15/05                                                  346,500
                                                                            -----------

               TOTAL BONDS
               (cost $461,427)                                                  346,500
                                                                            -----------

               SHORT-TERM INVESTMENT                           24.5%
   3,588,668   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                   3,588,668
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENT
               (cost $3,588,668)                                              3,588,668
                                                                            -----------

               TOTAL INVESTMENTS                               85.4%
               (cost $11,934,407)                                            12,491,550

               Other Assets less Liabilities                   14.6%          2,136,570
                                                                            -----------

               NET ASSETS                                     100.0%        $14,628,120
                                                                            ===========

Number of Shares
----------------
               SECURITIES SOLD SHORT
       6,600   Adobe Systems, Inc.                                          $   227,436
       4,500   Altera Corp.*                                                     71,145
      12,800   Amazon.com, Inc.*                                                367,232
       3,500   Analog Devices, Inc.*                                            115,920
       4,600   Applied Materials, Inc.*                                          67,252
       4,200   Avon Products, Inc.                                              244,314
       8,400   Bed, Bath & Beyond, Inc.*                                        331,800
      13,000   Chico's FAS, Inc.*                                               316,420
       4,200   Citrix Systems, Inc.*                                             79,632

See notes to financial statements.

6    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

April 30, 2003 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Securities Sold Short (continued)
       7,000   Computer Associates International, Inc.                      $   113,680
       3,900   eBay, Inc.*                                                      362,388
       2,500   Electronics Arts, Inc.*                                          148,175
      26,000   Foundry Networks, Inc.*                                          282,880
       4,300   Guidant Corp.*                                                   167,657
      14,000   Hilton Hotel Corp.                                               186,480
       5,500   Hot Topic, Inc.*                                                 134,475
       2,200   Intel Corp.                                                       40,414
       4,200   International Business Machines Corp.                            356,580
       2,400   Jabil Circuit, Inc.*                                              44,880
       6,800   KLA-Tencor Corp.*                                                278,800
       2,100   Lexmark International, Inc.*                                     156,471
       3,600   Linear Technology Corp.                                          123,984
       5,400   Nike, Inc. CIass B                                               289,062
       4,600   Nokia Corp. ADR                                                   76,222
       2,500   Pixar, Inc.*                                                     145,725
       6,500   SAP A.G. ADR                                                     165,815
      10,000   Scientific-Atlanta, Inc.                                         162,500
       3,100   Synopsys, Inc.*                                                  150,691
       4,400   Texas Instruments, Inc.                                           81,356
       5,000   UnitedHealth Group, Inc.                                         460,650
      12,600   VERITAS Software Corp.*                                          277,326
       3,500   Xerox Corp.*                                                      34,510
      10,600   Xilinx, Inc.*                                                    286,942
       7,866   XTO Energy, Inc.                                                 153,387
                                                                            -----------

               TOTAL SECURITIES SOLD SHORT
               (proceeds $6,179,004)                                        $ 6,502,201
                                                                            ===========

* Non-income producing
ADR - American Depositary Receipt

                                                                           Unrealized
Number of Contracts                                                           Loss
----------------------------------------------------------------------------------------
               FUTURES CONTRACTS SOLD SHORT

          10   Nasdaq-100 Futures Contracts maturing
                 June 2003 (Underlying Face Amount at
                 Value $1,108,000)                                          $   (54,055)
                                                                            ===========

See notes to financial statements.

                                              Choice Long-Short Fund    7

CHOICE LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $11,934,407)                                    $12,491,550
Deposit at broker                                                             7,133,718
Receivable for investments sold                                               2,852,902
Interest receivable                                                               2,322
Prepaid expenses                                                                 28,381
                                                                            -----------
Total assets                                                                 22,508,873
                                                                            -----------

LIABILITIES
Securities sold short, at value (proceeds of $6,179,004)                      6,502,201
Payable for investments purchased                                             1,296,043
Accrued investment advisory fee                                                  29,668
Accrued distribution fee                                                         18,653
Payable for dividends on short positions                                            490
Accrued expenses                                                                 33,698
                                                                            -----------
Total liabilities                                                             7,880,753
                                                                            -----------
NET ASSETS                                                                  $14,628,120
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $29,264,127
Accumulated undistributed net investment loss                                  (190,014)
Accumulated net realized loss on investments sold, securities sold short
  and futures contracts                                                     (14,625,884)
Net unrealized appreciation (depreciation) on:
  Investments                                                                   557,143
  Securities sold short                                                        (323,197)
  Futures contracts                                                             (54,055)
                                                                            -----------
NET ASSETS                                                                  $14,628,120
                                                                            ===========

CLASS A SHARES
Net assets                                                                  $13,836,716
Shares outstanding (no par value, unlimited shares authorized)                2,023,219
NET ASSET VALUE PER SHARE (NET ASSETS/SHARES OUTSTANDING)                         $6.84
                                                                            ===========
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS 5.82% OF
  NET ASSET VALUE OR 5.50% OF OFFERING PRICE)                                     $7.24
                                                                            ===========

CLASS C SHARES
Net assets                                                                  $   791,404
Shares outstanding (no par value, unlimited shares authorized)                  121,819
NET ASSET VALUE AND OFFERING PRICE PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)                                                 $6.50
                                                                            ===========

See notes to financial statements.

8    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $   131,531
Dividends                                                                        38,349
                                                                            -----------
Total Investment Income                                                         169,880
                                                                            -----------

EXPENSES
Investment advisory fees                                                        194,888
Fund administration and accounting fees                                          34,010
Rule 12b-1 fees - Class A shares                                                 25,837
Rule 12b-1 fees - Class C shares                                                  4,135
Transfer agent fees and expenses - Class A shares                                18,440
Transfer agent fees and expenses - Class C shares                                 8,671
Professional fees                                                                14,570
State registration fees                                                          13,643
Custody fees                                                                      8,673
Reports to shareholders                                                           5,748
Trustees' fees and related expenses                                               4,860
Other                                                                            11,283
                                                                            -----------
Total expenses before dividends on short positions                              344,758
Dividends on short positions                                                     12,439
                                                                            -----------
Total expenses                                                                  357,197
                                                                            -----------
NET INVESTMENT LOSS                                                            (187,317)
                                                                            -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on:
  Investment securities                                                       1,070,407
  Short positions                                                              (103,159)
  Futures contracts                                                            (210,890)
Change in unrealized appreciation/depreciation on investments,
  securities sold short and futures contracts                                   783,460
                                                                            -----------
NET GAIN ON INVESTMENTS                                                       1,539,818
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 1,352,501
                                                                            ===========

See notes to financial statements.

                                              Choice Long-Short Fund    9

CHOICE LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS           YEAR
                                                        APRIL 30, 2003        ENDED
                                                         (UNAUDITED)     OCTOBER 31, 2002
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $   (187,317)    $   (843,902)
Net realized gain (loss) on:
  Investment securities                                     1,070,407       (3,786,875)
  Short positions                                            (103,159)      (1,051,631)
  Options purchased                                             -               23,098
  Futures contracts                                          (210,890)      (5,230,245)
Change in unrealized appreciation/depreciation on
  investments, securities sold short and futures contracts    783,460       (2,381,497)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting
  from operations                                           1,352,501      (13,271,052)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold
    Class A shares                                          1,958,792       27,712,917
    Class C shares                                            556,230          112,233
Shares redeemed
    Class A shares                                         (3,287,712)     (55,588,669)
    Class C shares                                           (363,084)      (1,470,944)
                                                         ------------     ------------
Net decrease in net assets resulting from capital
  share transactions                                       (1,135,774)     (29,234,463)
                                                         ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       216,727      (42,505,515)
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        14,411,393       56,916,908
                                                         ------------     ------------
End of period (includes accumulated undistributed net
  investment loss of $190,014 and $2,697, respectively)  $ 14,628,120     $ 14,411,393
                                                         ============     ============









See notes to financial statements.

10    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE*

                                            Class A Shares                       Class C Shares
                                     Six Mo.    Year        Period        Six Mo.    Year        Period
                                      Ended     Ended       Ended          Ended     Ended       Ended
                                     4/30/03   10/31/02   10/31/01(1)     4/30/03  10/31/02    10/31/01(1)
                                   (Unaudited)                          (Unaudited)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                  $6.22      $9.66      $10.00        $6.00      $9.53       $10.00

INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS
Net investment loss                    (0.08)     (0.35)      (0.08)       (0.18)     (0.77)       (0.12)
Net realized and unrealized
  gain (loss) on investments            0.70      (3.09)      (0.26)        0.68      (2.76)       (0.35)
                                    -------     -------     -------      -------    -------      -------
Total Income (Loss) from
  Investment Operations                0.62       (3.44)      (0.34)        0.50      (3.53)       (0.47)
                                    -------     -------     -------      -------    -------      -------

Net Asset Value,
  End of Period                       $6.84       $6.22       $9.66        $6.50      $6.00        $9.53
                                    =======     =======     =======      =======    =======      =======

Total Return (2) (3)                  10.32%     (35.82)%     (3.40)%       8.70%    (37.25)%      (4.70)%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period
  (in thousands)                    $13,837     $13,845     $54,303         $791       $567       $2,614
Ratio of expenses to average
  net assets, net of fees paid
  indirectly(4)                       4.26%(5)     3.16%(5)    3.51%        7.32%(6)   5.02%(6)     4.70%
Ratio of expenses to average
  net assets, before fees paid
  indirectly(4)                       4.26%(5)     3.62%(5)    3.51%        7.32%(6)   5.40%(6)     4.70%
Ratio of net investment loss
  to average net assets, net of
  fees paid indirectly(4)            (2.24)%      (2.21)%     (1.14)%      (5.35)%    (4.11)%      (2.31)%
Ratio of net investment loss
  to average net assets, before
  fees paid indirectly(4)            (2.24)%      (2.67)%     (1.14)%      (5.35)%    (4.49)%      (2.31)%
Portfolio turnover rate (2)            788%       3,882%      2,469%         788%     3,882%       2,469%

(1)  Commenced operations on February 1, 2001.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees paid indirectly and before fees paid indirectly would be 4.42% and 4.42%, 3.34% and 3.80% for the Class A shares for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.
(6) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees paid indirectly and before fees paid indirectly would be 7.49% and 7.49%, 5.16% and 5.54% for the Class C shares for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

* Selected data for a share of capital stock outstanding throughout the period.

See notes to financial statements.

                                             Choice Long-Short Fund    11

                         Choice Long-Short Fund
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2003 (Unaudited)

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Long-Short Fund (the "Fund") is a non-diversified series of the Trust that seeks to achieve long-term growth of capital in both rising and falling markets by investing in "long" stocks believed to be undervalued and selling "short" stocks believed to be overvalued. The Fund offers two classes of shares (Class A and Class C). Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A shares are subject to a maximum sales charge of 5.5% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemption of shares held less than one year. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory fees. Expenses directly attributable to a class of shares, such as distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in the Trust in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

12    Choice Long-short Fund

     (c)  Short Positions

          When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

     (d)  Futures Contracts

          The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (e)  Option Transactions

          For hedging purposes, the Fund may buy and sell put and call options, write covered put and call options on portfolio securities and write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

          Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

                                             Choice Long-Short Fund    13

     (f)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (g)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ for financial statement purposes from their characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (h)  Other

          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser and Transactions with Affiliates

     The Fund has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 2.50% of the Fund's average daily net assets.

     During the six months ended April 30, 2003, the Long-Short Fund paid $466,114 in brokerage commissions to CIM Securities, LLC, an affiliate of the Adviser, on the purchase and sales of portfolio securities.

(4)  Distribution Plan

     The Fund had an agreement with UMB Distribution Services, LLC ("UMB") to furnish distribution services to the Fund until December 31, 2002. Effective January 1, 2003, the Fund has an agreement with CIM Securities, LLC ("CIM") to furnish distribution services to the Fund. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares and certain shareholder related services at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Fund's Class A and Class C shares pay up to 0.35% and 0.75% of each class's average daily net assets, respectively, for distribution service, and the Class C shares pay up to 0.25% of average daily net assets for shareholder service related charges. During the six months ended April 30, 2003, the Fund incurred Rule 12b-1 fees of $25,837 and $4,135 for Class A and Class C shares, respectively. As distributor, UMB received commissions of $99 from the sale of Class A shares during the two months ended December 31, 2002. CIM received commissions of $105 from the sale of Class A shares during the four months ended April 30, 2003. CIM, as distributor, also received contingent deferred sales charges on redemption of Class C shares of $100 during the four months ended April 30, 2003. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

14    Choice Long-Short Fund

(5)  Capital Share Transactions

     Transactions in shares of the Fund for the six months ended April 30, 2003 were as follows:
                                         Class A           Class C
                                         --------          -------
     Shares sold                           286,609            83,721
     Shares redeemed                      (490,661)          (56,366)
                                       -----------       -----------
     Net Increase (Decrease)              (204,052)           27,355
                                       ===========       ===========

     Transactions in shares of the Fund for the year ended October 31, 2002 were as follows:
                                         Class A           Class C
                                         --------          -------
     Shares sold                         3,106,519            14,169
     Shares redeemed                    (6,502,360)         (194,085)
                                       -----------       -----------
     Net Decrease                       (3,395,841)         (179,916)
                                       ===========       ===========


(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended April 30, 2003 were $95,765,806 and $99,010,806, respectively.

(7)  Federal Income Tax Information

     At April 30, 2003, the cost of securities, excluding securities sold short, on a tax basis and gross unrealized appreciation
     (depreciation) on investments for federal income tax purposes were as follows:
                                                 Long-Short
                                                 ----------
     Cost of Investments                         $12,698,291
                                                 ===========
     Gross Unrealized Appreciation                  $793,573
     Gross Unrealized (Depreciation)              (1,000,314)
                                                 -----------
     Net Unrealized Depreciation on Investments    $(206,741)
                                                 ===========

     For the year ended October 31, 2002, the Long-Short Fund had federal income tax capital loss carry forwards of $12,205,280. Federal income tax capital loss carry forwards for the Long-Short Fund expire as follows: $551,688 in 2009 and $11,653,592 in 2010. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.









                                             Choice Long-Short Fund    15

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16    Choice Long-Short Fund

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                                             Choice Long-Short Fund    17

                                 [LOGO]

                     803 W. Michigan Street, Suite A
                           Milwaukee, WI 53233
                             (800) 392-7107

                           www.choicefunds.net

                    CIM Securities, LLC, Distributor

        Must be accompanied or preceded by a current prospectus.

                                                                   [LOGO]




                       Choice Market Neutral Fund
                           Semi-Annual Report
                             April 30, 2003

                              Choice Market
                              Neutral Fund
                           Semi-Annual Report
                             April 30, 2003



                            Table of Contents

Choice Market Neutral Fund . . . . . . . . . . . . . . . . . . . . . . .2

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .3

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .4

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .5

     Statement of Changes in Net Assets. . . . . . . . . . . . . . . . .6

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . .7

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .8

CHOICE MARKET NEUTRAL FUND

                        INVESTMENT RETURNS TABLE*
                                                          Since Inception
                                                            thru 4-30-03
-------------------------------------------------------------------------
Choice Market Neutral Class A (inception date 3-31-03)
     Fund With Sales Load Effect                               (4.06)%
     Fund Without Sales Load Effect                             1.50%
-------------------------------------------------------------------------
Choice Market Neutral Class C (inception date 3-31-03)
     Fund With Sales Load Effect                                 .60%
     Fund Without Sales Load Effect                             1.60%
-------------------------------------------------------------------------
S&P 500(R) Stock Index                                          6.32%
-------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*

                     MARKET NEUTRAL   MARKET NEUTRAL   MARKET NEUTRAL     MARKET NEUTRAL
                         FUND              FUND             FUND               FUND
                        CLASS A           CLASS A          CLASS C            CLASS C
                      WITH SALES       WITHOUT SALES      WITH SALES       WITHOUT SALES
  DATE                LOAD EFFECT       LOAD EFFECT       LOAD EFFECT       LOAD EFFECT       S&P 500
  ----                -----------       -----------       -----------       -----------       -------
3/31/03                 9,451.80         10,000.00         10,000.00        10,000.00        10,000.00
4/30/03                 9,593.58         10,150.00         10,060.00        10,160.00        10,631.98

This chart assumes an initial investment of $10,000 made on 3-31-03. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                       CHOICE MARKET NEUTRAL FUND

OBJECTIVE

The Fund seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means that the Fund will generally maintain a balance of long and short positions. The Fund has a secondary goal of preservation of capital.

STRATEGY

The Portfolio Manager will use pair trading to attempt to capture the "alpha" and minimize the market and sector risks. He will also attempt to preserve capital and enhance returns by utilizing an aggressive risk management and trading process. (SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION).

2    Choice Market Neutral Fund

                                               CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT                           83.3%
  $1,200,000   U.S. Treasury Bill
               1.13%, 07/31/03                                              $ 1,196,618

               TOTAL SHORT-TERM INVESTMENT
               (cost $1,196,618)                                              1,196,618
                                                                            -----------

               TOTAL INVESTMENTS                               83.3%
               (cost $1,196,618)                                              1,196,618

               Other Assets less Liabilities                   16.7%            239,168
                                                                            -----------

               NET ASSETS                                     100.0%        $ 1,435,786
                                                                            ===========









See notes to financial statements.

                                          Choice Market Neutral Fund    3

CHOICE MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,196,618)                                     $ 1,196,618
Deposit at broker                                                               117,910
Receivable for investments sold                                                 225,330
Receivable for fund shares sold                                                  42,072
Due from adviser                                                                  2,871
Prepaid expenses and other assets                                                25,833
                                                                            -----------
Total assets                                                                  1,610,634
                                                                            -----------

LIABILITIES
Payable for investments purchased                                               144,350
Payable to custodian                                                                745
Accrued investment advisory fee                                                     516
Accrued distribution fee                                                            120
Accrued expenses                                                                 29,117
                                                                            -----------
Total liabilities                                                               174,848
                                                                            -----------
NET ASSETS                                                                  $ 1,435,786
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $ 1,422,501
Accumulated undistributed net investment loss                                    (1,002)
Accumulated net realized gain on investments sold and securities sold short      14,287
                                                                            -----------
NET ASSETS                                                                  $ 1,435,786
                                                                            ===========

CLASS A SHARES
Net assets                                                                  $ 1,359,973
Shares outstanding (no par value, unlimited shares authorized)                  134,003
NET ASSET VALUE PER SHARE (NET ASSET/SHARES OUTSTANDING)                         $10.15
                                                                            ===========
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS 5.82% OF
  NET ASSET VALUE OR 5.50% OF OFFERING PRICE                                     $10.74
                                                                            ===========

CLASS C SHARES
Net assets                                                                  $    75,813
Shares outstanding (no par value, unlimited shares authorized)                    7,464
NET ASSET VALUE PER SHARE (NET ASSET/SHARES OUTSTANDING)                         $10.16
                                                                            ===========




See notes to financial statements.

4    Choice Market Neutral Fund

                                               CHOICE MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2003 (Unaudited)(1)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $        79
                                                                            -----------
TOTAL INVESTMENT INCOME                                                              79
                                                                            -----------

EXPENSES
Professional fees                                                                10,729
Transfer agent fees and expenses - Class A shares                                 4,749
Transfer agent fees and expenses - Class C shares                                 1,646
Fund administration and accounting fees                                           5,414
Federal and state registration fees                                               4,213
Reports to shareholders                                                           2,018
Custody fees                                                                      1,392
Trustees' fees and related expenses                                                 881
Investment advisory fees                                                            516
Rule 12b-1 fees - Class A shares                                                    104
Rule 12b-1 fees - Class C shares                                                     16
Other                                                                             1,869
                                                                            -----------
Total expenses before waiver and reimbursements                                  33,547
                                                                            -----------
Waiver and reimbursements by Advisor                                            (32,466)
                                                                            -----------
Net expenses                                                                      1,081
                                                                            -----------
NET INVESTMENT LOSS                                                              (1,002)
                                                                            -----------

REALIZED GAIN ON INVESTMENTS
Net realized gain on:
  Investment securities                                                           5,853
  Short positions                                                                 8,434
                                                                            -----------
NET GAIN ON INVESTMENTS                                                          14,287
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    13,285
                                                                            ===========



(1) Commenced operations on March 31, 2003.







See notes to financial statements.

                                          Choice Market Neutral Fund    5

CHOICE MARKET NEUTRAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                          Period Ended
                                                                        April 30, 2003(1)
                                                                           (Unaudited)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                         $    (1,002)


Net realized gain on:
  Investment securities                                                           5,853
  Short positions                                                                 8,434
                                                                            -----------
Net increase in net assets resulting from operations                             13,285
                                                                            -----------

CAPITAL SHARE TRANSACTIONS
Shares sold
  Class A shares                                                              1,347,382
  Class C shares                                                                 75,119
                                                                            -----------
Net increase in net assets resulting from capital share transactions          1,422,501
                                                                            -----------

TOTAL INCREASE IN NET ASSETS                                                  1,435,786
                                                                            -----------

NET ASSETS
Beginning of period                                                                -
                                                                            -----------
End of period (includes accumulated undistributed net investment
  loss of $1,002)                                                           $ 1,435,786
                                                                            ===========



(1) Commenced operations on March 31, 2003.









See notes to financial statements.

6    Choice Market Neutral Fund

                                               CHOICE MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

                                                      CLASS A SHARES    CLASS C SHARES
                                                       PERIOD ENDED      PERIOD ENDED
                                                     APRIL 30, 2003(1)  APRIL 30, 2003(1)
                                                         (UNAUDITED)       (UNAUDITED)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00           $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                             (0.01)           (0.01)
Net realized gain on investments                                 0.16             0.17
                                                             --------         --------
Total Income from Investment Operations                          0.15             0.16
                                                             --------         --------

NET ASSET VALUE, END OF PERIOD                                 $10.15           $10.16
                                                             ========         ========

TOTAL RETURN(2)(3)                                               1.50%            1.60%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period (in thousands)                       $1,360              $76
Ratio of expenses to average net assets,
  net of expenses waived and reimbursed(4)                       3.37%            4.35%
Ratio of expenses to average net assets,
  before expenses waived and reimbursed(4)                     100.48%          213.51%
Ratio of net investment loss to average net assets,
  net of expenses waived and reimbursed(4)                      (3.12)%          (4.08)%
Ratio of net investment loss to average net assets,
  before expenses waived and reimbursed(4)                    (100.23)%        (213.24)%
Portfolio turnover rate (5)                                       n/a              n/a


(1)  Commenced operations on March 31, 2003.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized for periods less than a full year.
(5) Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year.


*Selected data for a share of capital stock outstanding throughout the period.




See notes to financial statements.
                                          Choice Market Neutral Fund    7

                       Choice Market Neutral Fund
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2003 (Unaudited)

(1)  Organization
     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Market Neutral Fund (the "Fund") is a non-diversified series of the Trust that seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means the Fund will generally maintain a balance of long and short positions. The Fund offers two classes of shares (Class A and Class C). Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A shares are subject to a maximum sales charge of 5.5% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemption of shares held less than one year. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory fees. Expenses directly attributable to a class of shares, such as distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in the Trust in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (c)  Short Positions

          When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

8    Choice Market Neutral Fund

     (d)  Futures Contracts

          The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (e)  Option Transactions

          For hedging purposes, the Fund may buy and sell put and call options, write covered put and call options on portfolio securities and write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

          Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

     (f)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (g)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ for financial statement purposes from their characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (h)  Other

          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                                          Choice Market Neutral Fund    9

(3)  Investment Adviser Fees and Other Transactions with Affiliates

     The Fund has an agreement (the "Agreement") with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this Agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.65% of the Fund's average daily net assets.
     The Agreement provides for an expense reimbursement from the Adviser if the Fund's total expenses, exclusive of taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, and extraordinary expenses, exceed 3.40% for Class A and 4.50% for Class C of average net assets of each respective class through February 24, 2004. After such date, the expense limitation may be terminated at any time.

     CIM Securities, LLC ("CIM"), an affiliate of the Adviser, is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the fund in connection with the distribution of its shares and certain shareholder and related services, at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Fund's Class A and Class C shares pay up to 0.35% and 0.75% of each class's average daily net assets, respectively, for distribution service, and the Class C shares pay up to 0.25% of average daily net assets for shareholder related charges. For the period ended April 30, 2003, the Fund incurred Rule 12b-1 fees of $104 and $16 for Class A and Class C shares, respectively. As distributor, CIM received commissions of $152 from the sale of Class A shares for the period ended April 30, 2003.

     During the period ended April 30, 2003, the Fund paid $277 in brokerage commissions to CIM on the purchase and sale of portfolio securities.

(4)  Capital Share Transactions

     Transactions in shares of the Fund for the period ended April 30, 2003 were as follows:

                                                       Class A          Class C
                                                       -------          -------
          Shares sold                                    134,003            7,464
          Shares redeemed                                   -                -
                                                       ---------        ---------
          Net Increase                                   134,003            7,464
                                                       =========        =========

(5)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended April 30, 2003 were $313,049 and $318,892, respectively.

(6)  Federal Income Tax Information

     At April 30, 2003, the cost of securities, excluding securities sold short, on a tax basis and gross unrealized appreciation
     (depreciation) on investments for federal income tax purposes were as follows:
                                                  Market Neutral
                                                  --------------

     Cost of Investments                            $1,196,618

     Gross Unrealized Appreciation                  $     -

     Gross Unrealized (Depreciation)                      -

     Net Unrealized Appreciation (Depreciation)
       on Investments                               $     -
                                                    ==========






10    Choice Market Neutral Fund

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                                         Choice Market Neutral Fund    11

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12    Choice Market Neutral Fund

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                                         Choice Market Neutral Fund    13

                                 [LOGO]

                     803 W. Michigan Street, Suite A
                           Milwaukee, WI 53233
                             (800) 392-7107

                           www.choicefunds.net

                    CIM Securities, LLC, Distributor

        Must be accompanied or proceeded by a current prospectus.

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports for the period ended April 30, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports for the period ended April 30, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports for the period ended April 30, 2003.

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures, which are designed to ensure that information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the Report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure, are effective.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a) Code of Ethics. Not applicable to semi-annual reports for the period ended April 30, 2003.

(b) A separate Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Choice Funds
------------

/s/ Patrick S. Adams
----------------------
Patrick S. Adams
Chief Executive Officer
July 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Patrick S. Adams
----------------------
Patrick S. Adams
Chief Executive Officer
July 8, 2003

/s/ Gregory S. Drose
----------------------
Gregory S. Drose
Chief Financial Officer
July 8, 2003